Condensed Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders’ Equity (Deficit) (Unaudited) - USD ($) $ in Thousands	Class A Common Stock	Class B Common Stock	Redeemable Convertible Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Loss	Accumulated Deficit	Legacy SoundHound Redeemable Convertible Preferred Stock	Total
Balance at Dec. 31, 2019			$ 223,641	$ 1	$ 25,936	$ (6)	$ (232,782)		$ (206,851)
Balance (in Shares) at Dec. 31, 2019			17,784,975	11,750,082
Issuance of redeemable convertible Series D3 preferred stock Preferred stock exchange at $33.00 per share			$ 15,000
Issuance of redeemable convertible Series D3 preferred stock Preferred stock exchange at $33.00 per share (in Shares)			454,545
Issuance of redeemable convertible Series D3 preferred stock Preferred stock exchange at $40.00 per share			$ 1,000
Issuance of redeemable convertible Series D3 preferred stock Preferred stock exchange at $40.00 per share (in Shares)			25,000
Conversion of convertible notes for redeemable convertible Series D-3 preferred stock			$ 30,664
Conversion of convertible notes for redeemable convertible Series D-3 preferred stock (in Shares)			766,293
Preferred stock exchange (D-3 to D-3A)			$ 3,182		(3,182)				(3,182)
Issuance of redeemable convertible Series B preferred stock upon net exercise of Series B Warrants			$ 200		1,931				1,931
Issuance of redeemable convertible Series B preferred stock upon net exercise of Series B Warrants (in Shares)			101,574
Issuance of common stock upon exercise of stock options					254				254
Issuance of common stock upon exercise of stock options (in Shares)				68,679
Other comprehensive gain, net of tax						5			5
Stock-based compensation					5,897				5,897
Net loss							(74,407)		(74,407)
Balance at Dec. 31, 2020			$ 273,687	$ 1	30,836	(1)	(307,189)	$ 273,687	(276,353)
Balance (in Shares) at Dec. 31, 2020			19,132,387	11,818,761				19,132,387
Issuance of common stock warrants					3,842				3,842
Retroactive application of Business Combination (Note 3)
Retroactive application of Business Combination (Note 3) (in Shares)				53,849,015				87,171,583
Adjusted balance, beginning of period				$ 1	30,836	(1)	(307,189)	$ 273,687	(276,353)
Adjusted balance, beginning of period (in Shares)				65,667,776				106,303,970
Issuance of common stock upon exercise of stock options					1,672				1,672
Issuance of common stock upon exercise of stock options (in Shares)				1,966,115
Other comprehensive gain, net of tax						1			1
Stock-based compensation					2,734				2,734
Net loss							(33,912)		(33,912)
Balance at Jun. 30, 2021				$ 1	39,084		(341,101)	$ 273,687	(302,016)
Balance (in Shares) at Jun. 30, 2021				67,633,891				106,303,970
Balance at Dec. 31, 2020			$ 273,687	$ 1	30,836	(1)	(307,189)	$ 273,687	(276,353)
Balance (in Shares) at Dec. 31, 2020			19,132,387	11,818,761				19,132,387
Issuance of common stock warrants					3,843				3,843
Issuance of common stock upon exercise of stock options					2,490				2,490
Issuance of common stock upon exercise of stock options (in Shares)				461,290
Other comprehensive gain, net of tax						1			1
Stock-based compensation					6,322				6,322
Issuance of redeemable convertible Series C preferred stock upon net exercise of Series C Warrants			$ 5,816
Issuance of redeemable convertible Series C preferred stock upon net exercise of Series C Warrants (in Shares)			116,150
Net loss							(79,540)		(79,540)
Balance at Dec. 31, 2021			$ 279,503	$ 1	43,491		(386,729)	$ 279,503	(343,237)
Balance (in Shares) at Dec. 31, 2021			19,248,537	12,280,051				19,248,537
Balance at Mar. 31, 2021				$ 1	33,423	(1)	(326,449)	$ 273,687	(293,026)
Balance (in Shares) at Mar. 31, 2021				12,116,611				19,132,387
Issuance of common stock warrants					3,842				3,842
Retroactive application of Business Combination (Note 3)
Retroactive application of Business Combination (Note 3) (in Shares)				55,206,093				87,171,583
Adjusted balance, beginning of period				$ 1	33,423	(1)	(326,449)	$ 273,687	(293,026)
Adjusted balance, beginning of period (in Shares)				67,322,704				106,303,970
Issuance of common stock upon exercise of stock options					473				473
Issuance of common stock upon exercise of stock options (in Shares)				311,187
Other comprehensive gain, net of tax						1			1
Stock-based compensation					1,346				1,346
Net loss							(14,652)		(14,652)
Balance at Jun. 30, 2021				$ 1	39,084		(341,101)	$ 273,687	(302,016)
Balance (in Shares) at Jun. 30, 2021				67,633,891				106,303,970
Balance at Dec. 31, 2021			$ 279,503	$ 1	43,491		(386,729)	$ 279,503	(343,237)
Balance (in Shares) at Dec. 31, 2021			19,248,537	12,280,051				19,248,537
Retroactive application of Business Combination (Note 3)				$ (1)	279,504			$ (279,503)	279,502
Retroactive application of Business Combination (Note 3) (in Shares)				55,978,505				87,700,789
Adjusted balance, beginning of period					322,995		(386,729)		(63,734)
Adjusted balance, beginning of period (in Shares)				68,258,556				106,949,326
Issuance of common stock upon exercise of stock options					2,840				2,840
Issuance of common stock upon exercise of stock options (in Shares)				2,582,535
Net exercise of outstanding warrants
Net exercise of outstanding warrants (in Shares)				673,416
Conversion of convertible note					20,239				20,239
Conversion of convertible note (in Shares)				2,046,827
Effect of reverse recapitalization, net of costs (Note 3)	$ 14	$ 4			(18)
Effect of reverse recapitalization, net of costs (Note 3) (in Shares)	140,114,060	40,396,600		(73,561,334)				(106,949,326)
PIPE financing	$ 1				86,584				86,585
PIPE financing (in Shares)	11,300,000
Issuance of Class A common shares pursuant to the Business Combination	$ 1				4,105				4,106
Issuance of Class A common shares pursuant to the Business Combination (in Shares)	4,693,050
Issuance of Class A common shares upon exercise of stock options					64				64
Issuance of Class A common shares upon exercise of stock options (in Shares)	42,099
Issuance of common stock upon release of restricted stock units
Issuance of common stock upon release of restricted stock units (in Shares)	117,340
Stock-based compensation					10,327				10,327
Net loss							(55,771)		(55,771)
Balance at Jun. 30, 2022	$ 16	$ 4			447,136		(442,500)		4,656
Balance (in Shares) at Jun. 30, 2022	156,266,549	40,396,600
Balance at Mar. 31, 2022				$ 1	48,429		(411,832)	$ 279,503	(363,402)
Balance (in Shares) at Mar. 31, 2022				12,718,968				19,248,537
Retroactive application of Business Combination (Note 3)				$ (1)	279,503			$ (279,503)	279,502
Retroactive application of Business Combination (Note 3) (in Shares)				57,969,213				87,700,789
Adjusted balance, beginning of period					327,932		(411,832)		(83,900)
Adjusted balance, beginning of period (in Shares)				70,688,181				106,949,326
Issuance of common stock upon exercise of stock options					367				367
Issuance of common stock upon exercise of stock options (in Shares)				152,910
Net exercise of outstanding warrants
Net exercise of outstanding warrants (in Shares)				673,416
Conversion of convertible note					20,239				20,239
Conversion of convertible note (in Shares)				2,046,827
Effect of reverse recapitalization, net of costs (Note 3)	$ 14	$ 4			(18)
Effect of reverse recapitalization, net of costs (Note 3) (in Shares)	140,114,060	40,396,600		(73,561,334)				(106,949,326)
PIPE financing	$ 1				86,584				86,585
PIPE financing (in Shares)	11,300,000
Issuance of Class A common shares pursuant to the Business Combination	$ 1				4,105				4,106
Issuance of Class A common shares pursuant to the Business Combination (in Shares)	4,693,050
Issuance of Class A common shares upon exercise of stock options					64				64
Issuance of Class A common shares upon exercise of stock options (in Shares)	42,099
Issuance of common stock upon release of restricted stock units
Issuance of common stock upon release of restricted stock units (in Shares)	117,340
Stock-based compensation					7,863				7,863
Net loss							(30,668)		(30,668)
Balance at Jun. 30, 2022	$ 16	$ 4			$ 447,136		$ (442,500)		$ 4,656
Balance (in Shares) at Jun. 30, 2022	156,266,549	40,396,600